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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                      ----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ J. SITLANI             San Diego, California     08/14/07
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: $7,997,977
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed seperately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                 TITLE                 VALUE    SHARES/     SH/   PUT/   INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER             OF CLASS    CUSIP     (X$1000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS   SOLE      SHARED  NONE
--------------------          ---------  ---------   --------   --------    ---   ----   -------   --------  ------    -------  ----
Prudential Financial, Inc.        COM    744320102  $ 1,433,268 14,741,006   SH           SOLE              14,741,006
National Semiconductor Corp.      COM    637640103  $ 1,104,038 39,053,327   SH           SOLE              39,053,327
Baxter International Inc.         COM    071813109  $ 1,780,097 31,595,614   SH           SOLE              31,595,614
Sovereign Bancorp Inc.            COM    845905108  $   639,376 30,244,832   SH           SOLE              30,244,832
UnumProvident Corporation         COM    91529Y106  $   814,050 31,177,709   SH           SOLE              31,177,709
The Home Depot, Inc.              COM    437076102  $ 1,009,613 25,657,261   SH           SOLE              25,657,261
The Home Depot, Inc.              COM    437076102  $   208,339  5,294,500   SH           OTHER              5,294,500
Analog Devices, Inc.              COM    032654105  $   192,170  5,105,462   SH           SOLE               5,105,462
Sprint Nextel Corp.               COM    852061100  $   663,338 32,029,827   SH           SOLE              32,029,827
SPDR Trust Series 1               COM    78462F103  $   153,690  1,021,669   SH           SOLE               1,021,669

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